Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity/(Deficit) - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]	Preferred Stock [Member] Series Seed One Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Series Seed Two Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2020	$ (4,203)				$ 6,436			$ 6,436	$ 80	$ (4,283)
Beginning balance, shares at Dec. 31, 2020			875,279		6,500,000
Issuance of convertible preferred stock, net of issuance costs						$ 14,912		14,912
Issuance of convertible preferred stock, net of issuance costs, shares						3,829,265
Stock-based compensation expense	63								63
Net loss	(13,109)									(13,109)
Ending balance at Dec. 31, 2021	(17,249)		$ 0	$ 21,348	$ 6,436	$ 14,912		21,348	143	(17,392)	$ 0
Ending balance, shares at Dec. 31, 2021		875,279	875,279	10,329,265	6,500,000	3,829,265
Stock-based compensation expense	65								65
Net loss	(4,881)									(4,881)
Ending balance at Mar. 31, 2022	(22,065)		$ 0	$ 21,348					208	(22,273)	0
Ending balance, shares at Mar. 31, 2022		875,279		10,329,265
Beginning balance at Dec. 31, 2021	(17,249)		$ 0	$ 21,348	$ 6,436	$ 14,912		21,348	143	(17,392)	0
Beginning balance, shares at Dec. 31, 2021		875,279	875,279	10,329,265	6,500,000	3,829,265
Net loss	(18,360)
Ending balance at Sep. 30, 2022	(34,754)		$ 0	$ 118,024					1,148	(35,752)	(150)
Ending balance, shares at Sep. 30, 2022		875,279		33,336,282
Beginning balance at Dec. 31, 2021	(17,249)		$ 0	$ 21,348	$ 6,436	$ 14,912		21,348	143	(17,392)	0
Beginning balance, shares at Dec. 31, 2021		875,279	875,279	10,329,265	6,500,000	3,829,265
Issuance of convertible preferred stock, net of issuance costs							$ 96,676	96,676
Issuance of convertible preferred stock, net of issuance costs, shares							23,007,017
Stock-based compensation expense	1,518								1,518
Net loss	(28,476)									(28,476)
Other comprehensive income (loss)	(161)										(161)
Ending balance at Dec. 31, 2022	(44,368)		$ 0	$ 118,024	$ 6,436	$ 14,912	$ 96,676	118,024	1,661	(45,868)	(161)
Ending balance, shares at Dec. 31, 2022		875,279	875,279	33,336,282	6,500,000	3,829,265	23,007,017
Beginning balance at Mar. 31, 2022	(22,065)		$ 0	$ 21,348					208	(22,273)	0
Beginning balance, shares at Mar. 31, 2022		875,279		10,329,265
Issuance of convertible preferred stock, net of issuance costs				$ 96,676
Issuance of convertible preferred stock, net of issuance costs, shares				23,007,017
Stock-based compensation expense	279								279
Net loss	(5,695)									(5,695)
Ending balance at Jun. 30, 2022	(27,481)		0	$ 118,024					487	(27,968)
Ending balance, shares at Jun. 30, 2022		875,279		33,336,282
Stock-based compensation expense	661								661
Net loss	(7,784)									(7,784)
Other comprehensive income (loss)	(150)										(150)
Ending balance at Sep. 30, 2022	(34,754)		0	$ 118,024					1,148	(35,752)	(150)
Ending balance, shares at Sep. 30, 2022		875,279		33,336,282
Beginning balance at Dec. 31, 2022	(44,368)		$ 0	$ 118,024	$ 6,436	$ 14,912	$ 96,676	118,024	1,661	(45,868)	(161)
Beginning balance, shares at Dec. 31, 2022		875,279	875,279	33,336,282	6,500,000	3,829,265	23,007,017
Stock-based compensation expense	533								533
Net loss	(7,089)									(7,089)
Other comprehensive income (loss)	104										104
Ending balance at Mar. 31, 2023	(50,820)		$ 0	$ 118,024					2,194	(52,957)	(57)
Ending balance, shares at Mar. 31, 2023		875,279		33,336,282
Beginning balance at Dec. 31, 2022	(44,368)		$ 0	$ 118,024	$ 6,436	$ 14,912	$ 96,676	$ 118,024	1,661	(45,868)	(161)
Beginning balance, shares at Dec. 31, 2022		875,279	875,279	33,336,282	6,500,000	3,829,265	23,007,017
Net loss	(32,992)
Ending balance at Sep. 30, 2023	178,381		$ 15	$ 0					257,230	(78,860)	(4)
Ending balance, shares at Sep. 30, 2023		14,817,762		0
Beginning balance at Mar. 31, 2023	(50,820)		0	$ 118,024					2,194	(52,957)	(57)
Beginning balance, shares at Mar. 31, 2023		875,279		33,336,282
Stock-based compensation expense	462								462
Net loss	(11,140)									(11,140)
Other comprehensive income (loss)	38										38
Ending balance at Jun. 30, 2023	(61,460)			$ 118,024					2,656	(64,097)	(19)
Ending balance, shares at Jun. 30, 2023		875,279		33,336,282
Exercise of common stock options	5		1						4
Exercise of common stock options, shares		2,798
Conversion of convertible preferred stock to common stock in connection with the Reverse Merger	118,024		1	$ (118,024)					118,023
Conversion of convertible preferred stock to common stock in connection with the Reverse Merger, shares		7,269,183		(33,336,282)
Issuance of common stock and pre-funded warrants in the pre-closing financing, net of issuance costs	67,750								67,750
Issuance of common stock and pre-funded warrants in the pre-closing financing, net of issuance costs, shares		2,873,988
Issuance of common stock to former stockholders of Magenta Therapeutics, Inc. in connection with the Reverse Merger	71,595								71,595
Issuance of common stock to former stockholders of MagentaTherapeutics, Inc. in connection with the Reverse Merger, shares		3,796,514
Adjustment for change in common stock par value in connection with the Reverse Merger			13						(13)
Reverse recapitalization transaction costs	(3,964)								(3,964)
Stock-based compensation expense	1,179								1,179
Net loss	(14,763)									(14,763)
Other comprehensive income (loss)	15										15
Ending balance at Sep. 30, 2023	$ 178,381		$ 15	$ 0					$ 257,230	$ (78,860)	$ (4)
Ending balance, shares at Sep. 30, 2023		14,817,762		0